Summary Of Pooled Trust Preferred Securities (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Securities	Dec. 31, 2012 Securities
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	$ 31,837,500	$ 29,502,700
Pooled trust preferred securities, Fair Value	49,958,100	39,294,400
Pooled trust preferred securities, Unrealized Gains (Losses)	18,120,000	9,791,600
Pooled trust preferred securities, current deferrals and defaults, assumed recoveries range, low	3.50%	0.00%
Pooled trust preferred securities, current deferrals and defaults, assumed recoveries range, high	65.50%	32.20%
Pooled trust preferred securities, expected deferrals and defaults, assumed recoveries range, low	8.10%	5.10%
Pooled trust preferred securities, expected deferrals and defaults, assumed recoveries range, high	24.10%	15.00%
Class B1 [Member] | Alesco PF II [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	282,500	250,000
Pooled trust preferred securities, Fair Value	399,200	332,700
Pooled trust preferred securities, Unrealized Gains (Losses)	116,800	82,700
Pooled trust preferred securities, Number of Issuers Currently Performing	31	31
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	11.30%	10.56%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	8.70%	12.05%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class B1 [Member] | Alesco PF III [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	667,500	561,100
Pooled trust preferred securities, Fair Value	1,326,500	979,000
Pooled trust preferred securities, Unrealized Gains (Losses)	659,000	417,900
Pooled trust preferred securities, Number of Issuers Currently Performing	32	35
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	10.60%	10.09%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	10.00%	12.51%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class B1 [Member] | Alesco PF IV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	343,100	309,900
Pooled trust preferred securities, Fair Value	476,600	312,600
Pooled trust preferred securities, Unrealized Gains (Losses)	133,500	2,700
Pooled trust preferred securities, Number of Issuers Currently Performing	36	37
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	3.50%	3.48%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	12.10%	17.24%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class B1 [Member] | MM Comm IX [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	65,800	59,900
Pooled trust preferred securities, Fair Value	25,900	32,300
Pooled trust preferred securities, Unrealized Gains (Losses)	(39,900)	(27,600)
Pooled trust preferred securities, Number of Issuers Currently Performing	14	16
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	34.70%	33.18%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	15.60%	19.70%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / D	Ca / CC
Class B1 [Member] | US Cap I [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	2,413,700	2,173,900
Pooled trust preferred securities, Fair Value	4,556,700	3,670,200
Pooled trust preferred securities, Unrealized Gains (Losses)	2,143,000	1,496,300
Pooled trust preferred securities, Number of Issuers Currently Performing	29	29
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	10.50%	13.00%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	10.10%	12.03%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Caa1 / C	Caa1 / C
Class B1 [Member] | US Cap II [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,250,000	1,115,100
Pooled trust preferred securities, Fair Value	2,146,000	1,895,500
Pooled trust preferred securities, Unrealized Gains (Losses)	896,000	780,400
Pooled trust preferred securities, Number of Issuers Currently Performing	35	37
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	14.90%	13.28%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	9.20%	11.26%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Caa1 / C	Caa3 / C
Class B1 [Member] | US Cap III [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,649,400	1,508,200
Pooled trust preferred securities, Fair Value	2,277,300	1,770,700
Pooled trust preferred securities, Unrealized Gains (Losses)	627,900	262,600
Pooled trust preferred securities, Number of Issuers Currently Performing	28	30
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	15.40%	14.10%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	14.60%	16.30%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class B1 [Member] | US Cap IV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	934,300	918,500
Pooled trust preferred securities, Fair Value	57,000	57,000
Pooled trust preferred securities, Unrealized Gains (Losses)	(877,300)	(861,500)
Pooled trust preferred securities, Number of Issuers Currently Performing	42	44
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	33.60%	33.63%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	24.10%	20.39%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / D	C / D
Class B1 [Member] | Pretsl XV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	958,500	830,300
Pooled trust preferred securities, Fair Value	1,491,800	1,122,800
Pooled trust preferred securities, Unrealized Gains (Losses)	533,300	292,400
Pooled trust preferred securities, Number of Issuers Currently Performing	53	51
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	18.00%	15.33%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	17.40%	23.06%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class B1 [Member] | Pretsl II [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	436,400	436,400
Pooled trust preferred securities, Fair Value	671,900	521,300
Pooled trust preferred securities, Unrealized Gains (Losses)	235,500	84,900
Pooled trust preferred securities, Number of Issuers Currently Performing	23
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	8.00%	7.20%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	9.60%	12.51%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	B	B
Class B2 [Member] | Alesco PF III [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	267,100	224,600
Pooled trust preferred securities, Fair Value	530,600	391,600
Pooled trust preferred securities, Unrealized Gains (Losses)	263,500	167,000
Pooled trust preferred securities, Number of Issuers Currently Performing	32	35
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	10.60%	10.09%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	10.00%	12.51%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class B2 [Member] | US Cap I [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	810,900	731,200
Pooled trust preferred securities, Fair Value	1,518,900	1,223,400
Pooled trust preferred securities, Unrealized Gains (Losses)	708,000	492,200
Pooled trust preferred securities, Number of Issuers Currently Performing	29	29
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	10.50%	13.00%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	10.10%	12.03%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Caa1 / C	Caa1 / C
Class B2 [Member] | Pref Pretsl IX [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	405,300	405,300
Pooled trust preferred securities, Fair Value	566,600	471,300
Pooled trust preferred securities, Unrealized Gains (Losses)	161,300	66,000
Pooled trust preferred securities, Number of Issuers Currently Performing	32
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	20.80%	19.83%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	12.90%	13.32%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Caa1 / C	Ca/ C
Class C2 [Member] | Alesco PF VI [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	600,900	519,200
Pooled trust preferred securities, Fair Value	1,499,500	843,000
Pooled trust preferred securities, Unrealized Gains (Losses)	898,500	323,800
Pooled trust preferred securities, Number of Issuers Currently Performing	45	43
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	7.50%	7.94%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	12.20%	18.63%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class C2 [Member] | Pretsl X [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	233,600	270,000
Pooled trust preferred securities, Fair Value	335,400	305,500
Pooled trust preferred securities, Unrealized Gains (Losses)	101,900	35,500
Pooled trust preferred securities, Number of Issuers Currently Performing	34
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	29.00%	28.44%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	12.50%	13.82%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Caa3 / C	Ca / C
Class B [Member] | MM Comm III [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,129,900	1,016,200
Pooled trust preferred securities, Fair Value	3,794,000	3,160,800
Pooled trust preferred securities, Unrealized Gains (Losses)	2,663,800	2,144,400
Pooled trust preferred securities, Number of Issuers Currently Performing	6	6
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	26.70%	26.67%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	8.60%	9.37%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	12.80%	12.84%	[3]
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ba1 / B	Ba1 / B
Class B [Member] | Tpref I [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,375,800	1,234,000
Pooled trust preferred securities, Fair Value	1,341,800	1,861,100
Pooled trust preferred securities, Unrealized Gains (Losses)	(34,000)	627,100
Pooled trust preferred securities, Number of Issuers Currently Performing	8	10
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	49.20%	47.84%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	9.50%	10.08%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / WD	Ca / WD
Class B [Member] | Tpref II [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	3,741,500	3,453,600
Pooled trust preferred securities, Fair Value	4,601,900	3,551,300
Pooled trust preferred securities, Unrealized Gains (Losses)	860,400	97,700
Pooled trust preferred securities, Number of Issuers Currently Performing	16	16
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	33.40%	33.39%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	13.90%	17.92%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Caa3 / C	Caa3 / C
Class C1 [Member] | MMCaps XVII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,406,600	1,233,800
Pooled trust preferred securities, Fair Value	1,894,200	1,380,400
Pooled trust preferred securities, Unrealized Gains (Losses)	487,600	146,600
Pooled trust preferred securities, Number of Issuers Currently Performing	30	34
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	12.50%	11.60%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	11.30%	12.65%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class C1 [Member] | Trapeza XII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,558,700	1,443,200
Pooled trust preferred securities, Fair Value	630,200	288,700
Pooled trust preferred securities, Unrealized Gains (Losses)	(928,500)	(1,154,600)
Pooled trust preferred securities, Number of Issuers Currently Performing	29	29
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	23.80%	23.18%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	21.20%	25.74%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C1 [Member] | Trapeza XIII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,620,300	1,390,900
Pooled trust preferred securities, Fair Value	2,365,000	1,294,000
Pooled trust preferred securities, Unrealized Gains (Losses)	744,700	(96,900)
Pooled trust preferred securities, Number of Issuers Currently Performing	41	43
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	18.40%	17.80%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	16.20%	17.66%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class C1 [Member] | Pretsl XXIV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	600,600	536,400
Pooled trust preferred securities, Fair Value	440,500	192,700
Pooled trust preferred securities, Unrealized Gains (Losses)	(160,000)	(343,600)
Pooled trust preferred securities, Number of Issuers Currently Performing	61	59
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	24.10%	25.13%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	19.20%	21.59%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C1 [Member] | Pretsl XXI [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	697,600	508,800
Pooled trust preferred securities, Fair Value	1,933,500	908,700
Pooled trust preferred securities, Unrealized Gains (Losses)	1,235,900	399,800
Pooled trust preferred securities, Number of Issuers Currently Performing	52	48
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	18.90%	18.88%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	15.70%	21.67%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C1 [Member] | Pretsl XXV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	347,100	285,300
Pooled trust preferred securities, Fair Value	466,100	242,300
Pooled trust preferred securities, Unrealized Gains (Losses)	119,000	(43,000)
Pooled trust preferred securities, Number of Issuers Currently Performing	47	48
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	26.40%	25.56%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	15.00%	18.69%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C1 [Member] | Pretsl XXVI [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	410,900	326,000
Pooled trust preferred securities, Fair Value	725,000	470,800
Pooled trust preferred securities, Unrealized Gains (Losses)	314,100	144,900
Pooled trust preferred securities, Number of Issuers Currently Performing	50	52
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	24.10%	23.64%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	15.80%	16.04%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C [Member] | MMCaps XIX [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	485,700	441,100
Pooled trust preferred securities, Fair Value	20,500	17,500
Pooled trust preferred securities, Unrealized Gains (Losses)	(465,200)	(423,600)
Pooled trust preferred securities, Number of Issuers Currently Performing	30	31
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	25.40%	27.15%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	17.10%	17.77%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C [Member] | Pretsl XVII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	612,700	538,100
Pooled trust preferred securities, Fair Value	955,400	400,100
Pooled trust preferred securities, Unrealized Gains (Losses)	342,600	(138,000)
Pooled trust preferred securities, Number of Issuers Currently Performing	35	35
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	19.00%	13.88%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	20.80%	31.92%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / CC	C / C
Class C [Member] | Pretsl XVIII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	1,415,800	1,247,600
Pooled trust preferred securities, Fair Value	1,991,700	1,382,300
Pooled trust preferred securities, Unrealized Gains (Losses)	575,900	134,700
Pooled trust preferred securities, Number of Issuers Currently Performing	55	54
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	20.40%	18.87%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	14.00%	16.94%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class C [Member] | Pretsl XIX [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	607,900	524,600
Pooled trust preferred securities, Fair Value	674,900	423,500
Pooled trust preferred securities, Unrealized Gains (Losses)	67,000	(101,100)
Pooled trust preferred securities, Number of Issuers Currently Performing	50	48
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	14.90%	17.35%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	13.80%	16.13%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class C [Member] | Pretsl XX [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	317,800	265,100
Pooled trust preferred securities, Fair Value	410,600	130,500
Pooled trust preferred securities, Unrealized Gains (Losses)	92,900	(134,600)
Pooled trust preferred securities, Number of Issuers Currently Performing	47	43
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	18.20%	19.74%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	16.00%	21.44%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / C	C / C
Class A1 [Member] | Pretsl XXIII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	558,100	635,900
Pooled trust preferred securities, Fair Value	1,422,200	1,350,400
Pooled trust preferred securities, Unrealized Gains (Losses)	864,100	714,500
Pooled trust preferred securities, Number of Issuers Currently Performing	66	65
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	20.00%	19.74%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	16.80%	20.03%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	31.40%	31.40%	[3]
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	A2 / A	A3 / BBB
Class A1 [Member] | Pretsl XXIV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	2,165,300	2,233,200
Pooled trust preferred securities, Fair Value	4,377,100	4,040,400
Pooled trust preferred securities, Unrealized Gains (Losses)	2,211,900	1,807,200
Pooled trust preferred securities, Number of Issuers Currently Performing	61	59
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	24.10%	25.13%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	19.20%	21.59%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	24.80%	24.85%	[3]
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Baa2 / BBB	Baa3 / BBB
Class Mez [Member] | Pretsl IV [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	138,300	131,400
Pooled trust preferred securities, Fair Value	211,000	185,200
Pooled trust preferred securities, Unrealized Gains (Losses)	72,800	53,800
Pooled trust preferred securities, Number of Issuers Currently Performing	6	5
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	18.00%	18.05%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	8.10%	15.17%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	19.00%	19.00%	[3]
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	B1 / B	Caa2 / CCC
Class Mez [Member] | Pretsl V [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	15,800	14,700
Pooled trust preferred securities, Fair Value	15,600	16,200
Pooled trust preferred securities, Unrealized Gains (Losses)	(1,000)	1,500
Pooled trust preferred securities, Number of Issuers Currently Performing	0
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	65.50%	65.46%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	0.00%
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	C / WD	C / WD
Class Mez [Member] | Pretsl VII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	377,000	736,100
Pooled trust preferred securities, Fair Value	1,851,400	2,295,200
Pooled trust preferred securities, Unrealized Gains (Losses)	1,474,500	1,559,100
Pooled trust preferred securities, Number of Issuers Currently Performing	12	12
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	46.60%	40.32%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	12.70%	16.17%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	0.00%
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	Ca / C	Ca / C
Class A-FP [Member] | Pretsl XXIII [Member]
Short-term Debt [Line Items]
Pooled trust preferred securities, Book Value	935,100	993,100
Pooled trust preferred securities, Fair Value	1,955,600	1,773,400
Pooled trust preferred securities, Unrealized Gains (Losses)	$ 1,020,500	$ 780,400
Pooled trust preferred securities, Number of Issuers Currently Performing	92	93
Pooled trust preferred securities, Current Deferrals and Defaults as a % of Total Collateral	20.70%	20.48%	[1]
Pooled trust preferred securities, Expected Deferrals and Defaults as % of Remaining Collateral	14.00%	15.37%	[2]
Pooled trust preferred securities, Excess Subordination as a % of Performing Collateral	18.30%	18.28%	[3]
Pooled trust preferred securities, Moody's/Fitch Credit Ratings	A1 / BBB	B1 / BB

[1]	At December 31, 2012, assumed recoveries for current deferrals and defaulted issuers ranged from 0.0% to 32.2%
[2]	At December 31, 2012, assumed recoveries for expected deferrals and defaulted issuers ranged from 5.1% to 15.0%
[3]	Excess subordination represents the amount of remaining performing collateral that is in excess of the amount needed to pay off a specified class of bonds and all classes senior to the specified class. Excess subordination reduces an investor's potential risk of loss on their investment as excess subordination absorbs principal and interest shortfalls in the event underlying issuers are not able to make their contractual payments.